Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000010830
Average Annual Return [Line Items]
Average Annual Return, Percent	20.20%	14.27%	14.50%
Without Sales Load [Member] | C000010829
Average Annual Return [Line Items]
Average Annual Return, Percent	15.67%	8.39%	9.86%
Without Sales Load [Member] | C000010833
Average Annual Return [Line Items]
Average Annual Return, Percent	12.04%	10.77%	15.61%
Without Sales Load [Member] | C000010832
Average Annual Return [Line Items]
Average Annual Return, Percent	19.61%	5.98%	7.73%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
FTSE World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.48%	12.52%	12.67%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
60% MSCI All Country World Index (Net)/ 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI All Country World Index (Net)/ 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	16.22%	6.57%	7.96%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	18.56%	15.32%	18.13%
Reference Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Reference Benchmark
Average Annual Return, Percent	17.78%	6.68%	8.09%